Dividends, textual (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013 item	Sep. 30, 2013 item	Dec. 31, 2013
Common Stock
Class of Stock [Line Items]
Common Stock Dividends Per Share Cash Paid Quarterly	$ 0.06	$ 0.05
Number Of Quarters Of Dividend Payments	1	3
Dividends paid common shares			$ 16,507
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly	$ 0.51111	$ 0.26111
Number Of Quarters Of Dividend Payments	1	1
Dividends paid preferred shares			$ 1,235